Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Revenue
Operating Expenses
General and Administrative	825,460	1,496,725
Professional Fees	339,710	326,982
Officer’s Salary	779,742	734,427
Rent - Related Party		3,683
Research and Development	176,431	197,745
Total Operating Expenses	2,121,343	2,759,562
Loss from Operations	(2,121,343)	(2,759,562)
Other Income/(Expenses)
Gain on debt extinguishment (PPP)		90,100
Net change in unrealized depreciation on investment in gold bullion	38	(13,004)
Interest expense	(609,129)	(660,419)
Amortization of debt issue costs	(1,111,580)	(4,702,918)
Total Other Income/(Expenses)	(1,720,671)	(5,286,241)
Net (Loss) before Provision for Income Taxes	(3,842,014)	(8,045,803)
Provision for Income Taxes
Net (Loss)	$ (3,842,014)	$ (8,045,803)
Net Income (Loss) Per Share - Basic and Diluted	$ (0.00)	$ (0.01)
Weighted average number of shares outstanding during the period - Basic and Diluted	974,307,366	877,612,187